Concentrations of Risk (Details)	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Concentrations of risk [Line Items]
Deposited from banks	$ 0		$ 0
Insurance coverage of each bank	$ 250,000
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendors one [Member]
Concentrations of risk [Line Items]
Concentration Risk	100.00%
Purchases [Member] | Customer Concentration Risk [Member] | Vendors Two [Member]
Concentrations of risk [Line Items]
Concentration Risk	76.00%
Purchases [Member] | Customer Concentration Risk [Member] | Vendors Three [Member]
Concentrations of risk [Line Items]
Concentration Risk	23.00%
Revenue [Member] | Customer Concentration Risk [Member] | Other Customer [Member]
Concentrations of risk [Line Items]
Concentration Risk	10.00%
PRC [Member]
Concentrations of risk [Line Items]
Insurance coverage of each bank	$ 71,000	¥ 500,000